Quarterly Holdings Report
for
Fidelity® Blue Chip Growth K6 Fund
October 31, 2022
BCFK6-NPRT1-1222
1.9884004.105
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.4%
Entertainment - 2.4%
Activision Blizzard, Inc.	32,921	2,396,649
Endeavor Group Holdings, Inc. (a)	173,188	3,782,426
Netflix, Inc. (a)	408,530	119,241,736
Sea Ltd. ADR (a)	402,120	19,977,322
Universal Music Group NV	354,315	6,957,137
		152,355,270
Interactive Media & Services - 7.9%
Alphabet, Inc. Class A (a)	3,123,700	295,220,887
Meta Platforms, Inc. Class A (a)	1,235,109	115,062,754
Pinterest, Inc. Class A (a)	103,281	2,540,713
Snap, Inc. Class A (a)	8,303,804	82,290,698
Tencent Holdings Ltd. sponsored ADR	79,100	2,078,748
		497,193,800
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	44,475	6,740,631
TOTAL COMMUNICATION SERVICES		656,289,701
CONSUMER DISCRETIONARY - 29.7%
Automobiles - 4.4%
General Motors Co.	126,528	4,966,224
Neutron Holdings, Inc. (a)(b)(c)	491,550	11,846
Rad Power Bikes, Inc. (a)(b)(c)	101,681	418,926
Rivian Automotive, Inc. (d)	617,881	21,607,299
Tesla, Inc. (a)	1,100,511	250,410,273
		277,414,568
Hotels, Restaurants & Leisure - 4.0%
Airbnb, Inc. Class A (a)	634,963	67,883,894
Caesars Entertainment, Inc. (a)	738,536	32,296,179
Chipotle Mexican Grill, Inc. (a)	19,194	28,758,946
Hilton Worldwide Holdings, Inc.	182,235	24,649,106
Marriott International, Inc. Class A	239,829	38,399,021
Penn Entertainment, Inc. (a)	1,290,402	42,712,306
Sonder Holdings, Inc.:
rights (a)(c)	1,448	1,028
rights (a)(c)	1,447	868
rights (a)(c)	1,447	752
rights (a)(c)	1,447	651
rights (a)(c)	1,447	564
rights (a)(c)	1,447	506
Sweetgreen, Inc. Class A	1,015,184	18,882,422
		253,586,243
Internet & Direct Marketing Retail - 10.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	261,660	16,636,343
Amazon.com, Inc. (a)	3,957,140	405,369,422
Deliveroo PLC Class A (a)(e)	1,163,078	1,162,556
FSN E-Commerce Ventures Private Ltd. (a)(b)	629,400	8,677,041
JD.com, Inc.:
Class A	22,169	403,709
sponsored ADR	341,895	12,749,265
Lyft, Inc. (a)	3,422,907	50,111,358
Pinduoduo, Inc. ADR (a)	451,007	24,728,714
Uber Technologies, Inc. (a)	4,233,940	112,495,786
Wayfair LLC Class A (a)	193,548	7,339,340
		639,673,534
Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	429,098	68,012,033
Ollie's Bargain Outlet Holdings, Inc. (a)	150,155	8,408,680
Target Corp.	54,984	9,031,122
		85,451,835
Specialty Retail - 5.3%
American Eagle Outfitters, Inc. (d)	2,056,638	23,363,408
Bath & Body Works, Inc.	58,600	1,956,068
Burlington Stores, Inc. (a)	59,178	8,460,087
Carvana Co. Class A (a)(d)	338,624	4,581,583
Fanatics, Inc. Class A (a)(b)(c)	225,366	17,166,128
Five Below, Inc. (a)	246,310	36,047,469
Floor & Decor Holdings, Inc. Class A (a)(d)	124,719	9,150,633
Lowe's Companies, Inc.	643,821	125,512,904
RH (a)	130,292	33,085,048
TJX Companies, Inc.	632,085	45,573,329
Victoria's Secret & Co. (a)	475,259	17,869,738
Warby Parker, Inc. (a)(d)	753,720	12,097,206
		334,863,601
Textiles, Apparel & Luxury Goods - 4.5%
Capri Holdings Ltd. (a)	762,123	34,813,779
Crocs, Inc. (a)	492,621	34,852,936
Deckers Outdoor Corp. (a)	134,560	47,086,581
Hermes International SCA	2,022	2,618,696
lululemon athletica, Inc. (a)	246,420	81,082,037
LVMH Moet Hennessy Louis Vuitton SE	21,856	13,791,024
NIKE, Inc. Class B	658,991	61,075,286
On Holding AG (a)	463,572	8,154,231
		283,474,570
TOTAL CONSUMER DISCRETIONARY		1,874,464,351
CONSUMER STAPLES - 1.4%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	29,488	11,007,576
Celsius Holdings, Inc. (a)(d)	678,454	61,793,590
Constellation Brands, Inc. Class A (sub. vtg.)	12,483	3,084,300
		75,885,466
Food & Staples Retailing - 0.1%
Albertsons Companies, Inc.	121,686	2,495,780
Blink Health LLC Series A1 (a)(b)(c)	5,757	222,681
Costco Wholesale Corp.	1,319	661,479
		3,379,940
Food Products - 0.0%
Sovos Brands, Inc. (a)	10,653	147,651
The Real Good Food Co. LLC:
Class B (c)	139,521	1
Class B unit (e)	139,521	933,395
The Real Good Food Co., Inc.	8,791	58,812
		1,139,859
Household Products - 0.1%
Procter & Gamble Co.	55,366	7,456,139
Tobacco - 0.0%
JUUL Labs, Inc. Class A (a)(b)(c)	23,134	129,088
TOTAL CONSUMER STAPLES		87,990,492
ENERGY - 6.0%
Energy Equipment & Services - 0.2%
Halliburton Co.	224,918	8,191,514
Tenaris SA sponsored ADR	38,596	1,212,686
		9,404,200
Oil, Gas & Consumable Fuels - 5.8%
Antero Resources Corp. (a)	355,378	13,028,157
Cenovus Energy, Inc. (Canada)	341,245	6,898,291
Cheniere Energy, Inc.	50,962	8,990,206
Denbury, Inc. (a)	127,170	11,624,610
Devon Energy Corp.	328,997	25,447,918
Diamondback Energy, Inc.	232,905	36,591,705
EOG Resources, Inc.	296,479	40,475,313
EQT Corp.	71,822	3,005,032
Equinor ASA	69,080	2,516,842
Exxon Mobil Corp.	219,383	24,309,830
Hess Corp.	359,711	50,748,028
Marathon Oil Corp.	378,331	11,520,179
Northern Oil & Gas, Inc.	85,560	2,921,018
Occidental Petroleum Corp.	299,918	21,774,047
Ovintiv, Inc.	42,228	2,138,848
Phillips 66 Co.	173,199	18,062,924
Pioneer Natural Resources Co.	126,423	32,416,121
Range Resources Corp.	59,482	1,694,047
Reliance Industries Ltd.	747,491	23,022,506
Reliance Industries Ltd. sponsored GDR (e)	38,576	2,355,065
Valero Energy Corp.	220,022	27,623,762
		367,164,449
TOTAL ENERGY		376,568,649
FINANCIALS - 1.1%
Banks - 0.4%
Kotak Mahindra Bank Ltd.	72,602	1,668,101
Wells Fargo & Co.	520,312	23,929,149
		25,597,250
Consumer Finance - 0.6%
American Express Co.	271,286	40,272,407
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	403,977	622,125
Berkshire Hathaway, Inc. Class B (a)	7,772	2,293,439
Housing Development Finance Corp. Ltd.	65,160	1,944,095
		4,859,659
Insurance - 0.0%
The Travelers Companies, Inc.	2	369
TOTAL FINANCIALS		70,729,685
HEALTH CARE - 9.4%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	117,764	24,407,767
Arcutis Biotherapeutics, Inc. (a)	113,747	2,011,047
Argenx SE ADR (a)	14,433	5,598,994
Ascendis Pharma A/S sponsored ADR (a)	69,424	7,983,760
Cibus Corp. Series C (a)(b)(c)(f)	500,651	976,269
Day One Biopharmaceuticals, Inc. (a)	315	6,659
Generation Bio Co. (a)	116,246	595,180
Immunocore Holdings PLC ADR (a)	118	6,743
Instil Bio, Inc. (a)	93,653	309,055
Karuna Therapeutics, Inc. (a)	27,186	5,962,977
Regeneron Pharmaceuticals, Inc. (a)	17,974	13,458,033
Vertex Pharmaceuticals, Inc. (a)	47,544	14,833,728
Verve Therapeutics, Inc. (a)	75,028	2,828,556
		78,978,768
Health Care Equipment & Supplies - 1.9%
Axonics Modulation Technologies, Inc. (a)	115,905	8,477,292
Boston Scientific Corp. (a)	41,687	1,797,127
DexCom, Inc. (a)	449,845	54,332,279
Insulet Corp. (a)	48,522	12,557,979
Oddity Tech Ltd. (b)(c)	2,786	972,398
Shockwave Medical, Inc. (a)	138,204	40,514,503
TransMedics Group, Inc. (a)	17,451	841,487
		119,493,065
Health Care Providers & Services - 2.6%
agilon health, Inc. (a)	63,038	1,251,304
Alignment Healthcare, Inc. (a)	150,324	1,990,290
Centene Corp. (a)	71,450	6,082,539
Cigna Corp.	13,437	4,340,957
Elevance Health, Inc.	6,956	3,803,332
Guardant Health, Inc. (a)	364,046	18,020,277
Humana, Inc.	4,700	2,622,976
LifeStance Health Group, Inc. (a)	269,303	2,033,238
Surgery Partners, Inc. (a)	101,685	2,764,815
UnitedHealth Group, Inc.	223,646	124,157,077
		167,066,805
Health Care Technology - 0.0%
Certara, Inc. (a)	67,206	821,929
MultiPlan Corp. warrants (a)(b)	13,856	1,556
		823,485
Life Sciences Tools & Services - 0.9%
Danaher Corp.	112,193	28,235,612
ICON PLC (a)	17,974	3,555,976
Olink Holding AB ADR (a)	109,829	2,013,166
Seer, Inc. (a)	54,641	427,839
Thermo Fisher Scientific, Inc.	34,918	17,946,804
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	62,379	3,962,314
		56,141,711
Pharmaceuticals - 2.7%
Eli Lilly & Co.	323,437	117,113,303
Roche Holding AG (participation certificate)	8,462	2,807,676
Zoetis, Inc. Class A	354,259	53,415,172
		173,336,151
TOTAL HEALTH CARE		595,839,985
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.9%
Airbus Group NV	48,152	5,210,228
General Dynamics Corp.	6,687	1,670,413
Howmet Aerospace, Inc.	196,305	6,978,643
L3Harris Technologies, Inc.	22,805	5,620,748
Lockheed Martin Corp.	9,722	4,731,503
Northrop Grumman Corp.	9,588	5,263,908
Space Exploration Technologies Corp. Class A (a)(b)(c)	108,282	7,579,740
The Boeing Co. (a)	122,771	17,496,095
		54,551,278
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)(b)	271,900	1,074,035
Commercial Services & Supplies - 0.0%
ACV Auctions, Inc. Class A (a)	290,701	2,651,193
Electrical Equipment - 0.3%
Acuity Brands, Inc.	114,569	21,031,431
Machinery - 0.2%
Deere & Co.	37,203	14,725,691
Road & Rail - 0.4%
Avis Budget Group, Inc. (a)	55,005	13,006,482
Bird Global, Inc. (a)(b)	201,367	87,434
Bird Global, Inc.:
Class A (a)(d)	2,593,709	1,126,188
rights (a)(c)	25,742	1,030
rights (a)(c)	25,742	772
rights (a)(c)	25,741	515
Hertz Global Holdings, Inc. (d)	477,906	8,793,470
		23,015,891
TOTAL INDUSTRIALS		117,049,519
INFORMATION TECHNOLOGY - 37.3%
Electronic Equipment & Components - 0.0%
Mobileye Global, Inc. (a)	57,700	1,522,126
IT Services - 2.8%
Adyen BV (a)(e)	1,014	1,447,586
Cloudflare, Inc. (a)	16,023	902,415
MasterCard, Inc. Class A	275,838	90,524,515
MongoDB, Inc. Class A (a)	37,148	6,799,198
Okta, Inc. (a)	328,116	18,413,870
PayPal Holdings, Inc. (a)	111,864	9,349,593
Snowflake, Inc. (a)	44,431	7,122,289
Twilio, Inc. Class A (a)	374,721	27,868,001
Visa, Inc. Class A	70,346	14,572,877
X Holdings I, Inc. (b)(c)	2,471	2,471,000
		179,471,344
Semiconductors & Semiconductor Equipment - 12.5%
Advanced Micro Devices, Inc. (a)	680,421	40,866,085
ASML Holding NV	16,110	7,610,686
Cirrus Logic, Inc. (a)	117,151	7,863,175
GlobalFoundries, Inc.	709,001	40,200,357
Lam Research Corp.	30,453	12,326,765
Marvell Technology, Inc.	5,162,736	204,857,364
Monolithic Power Systems, Inc.	35,804	12,153,668
NVIDIA Corp.	2,137,120	288,447,086
NXP Semiconductors NV	687,526	100,433,798
onsemi (a)	602,121	36,988,293
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	188,286	11,589,003
Teradyne, Inc.	290,795	23,656,173
Wolfspeed, Inc. (a)	3,247	255,701
		787,248,154
Software - 10.5%
Atlassian Corp. PLC (a)	12,789	2,592,714
Bill.Com Holdings, Inc. (a)	71,365	9,517,236
Coupa Software, Inc. (a)	110,350	5,873,931
Crowdstrike Holdings, Inc. (a)	84,968	13,696,842
Datadog, Inc. Class A (a)	96,114	7,738,138
Elastic NV (a)	44,025	2,815,399
Epic Games, Inc. (a)(b)(c)	607	540,188
HubSpot, Inc. (a)	80,839	23,973,614
Intuit, Inc.	83,507	35,699,243
Microsoft Corp.	1,821,808	422,896,291
Oracle Corp.	17,200	1,342,804
Paycom Software, Inc. (a)	27,970	9,677,620
Pine Labs Private Ltd. (a)(b)(c)	1,109	556,485
Salesforce.com, Inc. (a)	558,335	90,779,688
ServiceNow, Inc. (a)	41,560	17,485,954
Splunk, Inc. (a)	81,700	6,790,087
Stripe, Inc. Class B (a)(b)(c)	19,200	457,152
Zoom Video Communications, Inc. Class A (a)	122,956	10,259,449
		662,692,835
Technology Hardware, Storage & Peripherals - 11.5%
Apple, Inc.	4,724,365	724,434,124
TOTAL INFORMATION TECHNOLOGY		2,355,368,583
MATERIALS - 1.4%
Chemicals - 0.9%
CF Industries Holdings, Inc.	152,941	16,251,511
Nutrien Ltd. (d)	228,065	19,270,057
The Mosaic Co.	353,376	18,993,960
		54,515,528
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,005,784	31,873,295
TOTAL MATERIALS		86,388,823
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Welltower Op	8,036	490,517
Real Estate Management & Development - 0.1%
WeWork, Inc. (a)(d)	2,274,928	5,846,565
TOTAL REAL ESTATE		6,337,082
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S (e)	15,966	1,317,287
TOTAL COMMON STOCKS (Cost $5,552,863,237)		6,228,344,157

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series E(a)(b)(c)	4,835	187,453
Series F(a)(b)(c)	51,156	1,983,318
		2,170,771
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	13,256	54,615
Series C(a)(b)(c)	52,162	214,907
Series D(a)(b)(c)	102,800	423,536
		693,058
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	700	248,479

Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(a)(b)(c)	18,300	3,365,553
Series H(a)(b)(c)	11,467	2,108,896
Instacart, Inc.:
Series H(a)(b)(c)	27,205	1,009,306
Series I(a)(b)(c)	13,064	484,674
		6,968,429
Textiles, Apparel & Luxury Goods - 0.1%
Algolia SAS Series D (a)(b)(c)	30,436	476,932
CelLink Corp. Series D (b)(c)	92,760	1,396,966
		1,873,898
TOTAL CONSUMER DISCRETIONARY		9,783,864

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blink Health LLC Series C (a)(b)(c)	16,970	656,400

Food Products - 0.0%
AgBiome LLC Series C (a)(b)(c)	68,700	450,672
Bowery Farming, Inc. Series C1 (a)(b)(c)	17,874	459,541
		910,213
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	12,508	69,795

TOTAL CONSUMER STAPLES		1,636,408

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
ABL Space Systems:
Series B(a)(b)(c)	29,724	1,497,198
Series B2(b)(c)	17,155	864,097
Relativity Space, Inc. Series E (a)(b)(c)	276,014	5,487,158
Space Exploration Technologies Corp. Series N (a)(b)(c)	8,141	5,698,700
		13,547,153
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(b)(c)	11,104	915,192

TOTAL INDUSTRIALS		14,462,345

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Meesho Series F (a)(b)(c)	63,600	4,181,064
Xsight Labs Ltd. Series D (a)(b)(c)	130,900	878,339
		5,059,403
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(b)(c)	1,325,513	1,140,259
Menlo Micro, Inc. Series C (b)(c)	560,500	456,471
		1,596,730
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	31,950	5,016,789
Yanka Industries, Inc. Series F (a)(b)(c)	55,991	863,941
		5,880,730
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(c)	47,598	764,424
Astera Labs, Inc.:
Series A(b)(c)	84,721	810,780
Series B(b)(c)	14,425	138,047
Series C(a)(b)(c)	180,900	1,731,213
Series D(b)(c)	330,609	3,163,928
GaN Systems, Inc.:
Series F1(b)(c)	78,477	362,564
Series F2(b)(c)	41,439	191,448
SiMa.ai:
Series B(a)(b)(c)	313,000	1,884,260
Series B1(b)(c)	20,966	148,439
		9,195,103
Software - 0.2%
Bolt Technology OU Series E (b)(c)	20,165	2,463,507
Databricks, Inc.:
Series G(a)(b)(c)	48,000	2,551,200
Series H(a)(b)(c)	31,572	1,678,052
Mountain Digital, Inc. Series D (b)(c)	62,139	860,625
Skyryse, Inc. Series B (b)(c)	67,400	1,352,044
Stripe, Inc. Series H (a)(b)(c)	8,086	192,528
Tenstorrent, Inc. Series C1 (a)(b)(c)	8,600	376,250
		9,474,206
TOTAL INFORMATION TECHNOLOGY		31,206,172

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	249,802	7,573,997

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(b)(c)	37,990	1,171,612

TOTAL CONVERTIBLE PREFERRED STOCKS		68,005,169
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(b)(c)	3,178,083	76,592
Series 1D(a)(b)(c)	5,904,173	142,291
Waymo LLC Series A2 (a)(b)(c)	7,817	358,175
		577,058
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (b)	137,547	6,744,122

TOTAL CONSUMER DISCRETIONARY		7,321,180

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ZKH Group Ltd. Series F (c)	2,521,782	1,427,076

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	78,911	1,478,792

Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	2,652	1,330,747
Series A(a)(b)(c)	663	332,687
Series B(a)(b)(c)	721	361,791
Series B2(a)(b)(c)	583	292,544
Series C(a)(b)(c)	1,085	544,442
Series C1(a)(b)(c)	228	114,408
Series D(a)(b)(c)	244	122,437
		3,099,056
TOTAL INFORMATION TECHNOLOGY		4,577,848

TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,326,104
TOTAL PREFERRED STOCKS (Cost $89,192,887)		81,331,273

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 10/27/25 (b)(c)(h)	2,430,300	2,134,776
4% 5/22/27 (b)(c)	237,400	229,447
4% 6/12/27 (b)(c)	64,200	62,049
(Cost $2,731,900)		2,426,272

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (b)(c)	564,345	564,345
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(c)(i)	1,839,388	1,003,202
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(i)	480,000	480,000
TOTAL PREFERRED SECURITIES (Cost $2,883,733)		2,047,547

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (j)	8,370,023	8,371,697
Fidelity Securities Lending Cash Central Fund 3.10% (j)(k)	112,129,009	112,140,222
TOTAL MONEY MARKET FUNDS (Cost $120,511,919)		120,511,919

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $5,768,183,676)	6,434,661,168
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(117,663,125)
NET ASSETS - 100.0%	6,316,998,043

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $130,304,422 or 2.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,215,889 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	1,338,638

ABL Space Systems Series B2	10/22/21	1,166,473

AgBiome LLC Series C	6/29/18	435,125

Algolia SAS Series D	7/23/21	890,102

Alif Semiconductor Series C	3/08/22	966,170

Ant International Co. Ltd. Class C	5/16/18	1,539,709

Astera Labs, Inc. Series A	5/17/22	861,570

Astera Labs, Inc. Series B	5/17/22	146,695

Astera Labs, Inc. Series C	8/24/21	608,150

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	3,362,128

Beta Technologies, Inc. Series A	4/09/21	813,590

Bird Global, Inc.	5/11/21	2,013,670

Blink Health LLC Series A1	12/30/20	155,957

Blink Health LLC Series C	11/07/19 - 7/14/21	647,847

Bolt Technology OU Series E	1/03/22	5,238,796

Bowery Farming, Inc. Series C1	5/18/21	1,076,896

ByteDance Ltd. Series E1	11/18/20	3,500,895

CelLink Corp. Series D	1/20/22	1,931,625

Cibus Corp. Series C	2/16/18 - 6/23/21	859,091

Circle Internet Financial Ltd. Series E	5/11/21	2,232,400

Databricks, Inc. Series G	2/01/21	2,837,886

Databricks, Inc. Series H	8/31/21	2,320,041

Delhivery Private Ltd.	5/20/21	1,327,209

Diamond Foundry, Inc. Series C	3/15/21	5,995,248

Discord, Inc. Series I	9/15/21	385,437

Enevate Corp. Series E	1/29/21	1,469,576

Enevate Corp. 0% 1/29/23	1/29/21	564,345

Epic Games, Inc.	7/30/20	349,025

Fanatics, Inc. Class A	8/13/20 - 10/24/22	10,009,624

FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	1,727,161

GaN Systems, Inc. Series F1	11/30/21	665,485

GaN Systems, Inc. Series F2	11/30/21	351,403

GaN Systems, Inc. 0%	11/30/21	1,839,388

GoBrands, Inc. Series G	3/02/21	4,569,827

GoBrands, Inc. Series H	7/22/21	4,454,821

Gupshup, Inc.	6/08/21	1,804,316

Instacart, Inc. Series H	11/13/20	1,632,300

Instacart, Inc. Series I	2/26/21	1,633,000

JUUL Labs, Inc. Class A	12/20/17 - 7/06/18	645,585

JUUL Labs, Inc. Series E	12/20/17 - 7/06/18	342,963

Meesho Series F	9/21/21	4,876,358

Menlo Micro, Inc. Series C	2/09/22	742,943

Mountain Digital, Inc. Series D	11/05/21	1,427,041

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	4,916

Neutron Holdings, Inc. Series 1C	7/03/18	581,081

Neutron Holdings, Inc. Series 1D	1/25/19	1,431,762

Neutron Holdings, Inc. 4% 10/27/25	10/29/21	2,430,300

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	237,400

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	64,200

Oddity Tech Ltd.	1/06/22	1,199,122

Pine Labs Private Ltd.	6/30/21	413,502

Pine Labs Private Ltd. Series 1	6/30/21	988,825

Pine Labs Private Ltd. Series A	6/30/21	247,206

Pine Labs Private Ltd. Series B	6/30/21	268,832

Pine Labs Private Ltd. Series B2	6/30/21	217,377

Pine Labs Private Ltd. Series C	6/30/21	404,553

Pine Labs Private Ltd. Series C1	6/30/21	85,012

Pine Labs Private Ltd. Series D	6/30/21	90,978

Rad Power Bikes, Inc.	1/21/21	490,493

Rad Power Bikes, Inc. Series A	1/21/21	63,945

Rad Power Bikes, Inc. Series C	1/21/21	251,621

Rad Power Bikes, Inc. Series D	9/17/21	985,215

Reddit, Inc. Series E	5/18/21	205,363

Reddit, Inc. Series F	8/11/21	3,161,154

Redwood Materials Series C	5/28/21	1,800,858

Relativity Space, Inc. Series E	5/27/21	6,302,807

SiMa.ai Series B	5/10/21	1,604,876

SiMa.ai Series B1	4/25/22	148,668

Skyryse, Inc. Series B	10/21/21	1,663,430

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	6,963,718

Space Exploration Technologies Corp. Series N	8/04/20	2,198,070

Stripe, Inc. Class B	5/18/21	770,465

Stripe, Inc. Series H	3/15/21	324,451

Tenstorrent, Inc. Series C1	4/23/21	511,307

Tenstorrent, Inc. 0%	4/23/21	480,000

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	2,587,644

Waymo LLC Series A2	5/08/20	671,224

X Holdings I, Inc.	10/25/22	2,471,000

Xsight Labs Ltd. Series D	2/16/21	1,046,676

Yanka Industries, Inc. Series F	4/08/21	1,784,814

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	91,389,124	213,718,920	296,736,347	651,915	-	-	8,371,697	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	84,008,097	185,034,014	156,901,889	183,494	-	-	112,140,222	0.3%
Total	175,397,221	398,752,934	453,638,236	835,409	-	-	120,511,919

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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